WASATCH FUNDS TRUST

Supplement dated March 2, 2018 to the

Prospectus dated January 31, 2018

Investor Class

Wasatch Long/Short Fund® - Investor Class (FMLSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2018, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Proposed Reorganization of Wasatch Long/Short Fund

with and into Wasatch Global Value Fund

At a meeting held on November 7-8, 2017, the Board of Trustees of Wasatch Funds Trust (the “Trust”) approved the reorganization of the Wasatch Long/Short Fund (the “Long/Short Fund”) with and into the Wasatch Global Value Fund (the “Global Value Fund”), each a series of the Trust (the “Reorganization”). In order for the Reorganization to occur, it must be approved by the shareholders of the Long/Short Fund. The Board of Trustees of the Trust (the “Board”) therefore called for a special meeting of the Shareholders of the Long/Short Fund (“Meeting”) to vote on the Reorganization. The Meeting is expected to be held in May 2018, and, if approved, it is anticipated that the Reorganization will be consummated approximately one month after the Meeting. More information about the proposed Reorganization and Meeting will be provided in the proxy solicitation materials for the Reorganization.

If the Reorganization is approved by the shareholders of the Long/Short Fund, the Agreement and Plan of Reorganization for the Reorganization contemplates (i) the transfer of all of the assets of the Long/Short Fund with and into the Global Value Fund in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Global Value Fund, and the assumption by the Global Value Fund of all the liabilities of the Long/Short Fund; and (ii) the pro rata distribution of Investor Class and Institutional Class shares of the Global Value Fund to the shareholders of Investor Class and Institutional Class shares of the Long/Short Fund, respectively, in complete liquidation and termination of the Long/Short Fund. As a result of these transactions, each shareholder of Investor Class and Institutional Class shares of the Long/Short Fund will receive Investor Class and Institutional Class shares of the Global Value Fund, respectively, with a total value equal to the total value of that shareholder’s Long/Short Fund’s Investor Class or Institutional Class shares immediately prior to the closing of the Reorganization. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

If the Reorganization is not approved by shareholders of the Long/Short Fund, the Reorganization will not occur. In such an event, the Long/Short Fund and the Global Value Fund will continue to operate separately, and the Board will determine what additional steps may be appropriate and in the best interests of the Long/Short Fund and its shareholders, including, but not limited to, liquidation of the Long/Short Fund.

The Long/Short Fund will be open to new and existing investors until the business day immediately prior to the Reorganization. Shareholders who purchase shares after the record date set forth for the Long/Short Fund’s Meeting will not be entitled to vote those shares at the Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated March 2, 2018 to the

Prospectus dated January 31, 2018

Institutional Class

Wasatch Long/Short Fund® - Institutional Class (WILSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2018, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Proposed Reorganization of Wasatch Long/Short Fund

with and into Wasatch Global Value Fund

At a meeting held on November 7-8, 2017, the Board of Trustees of Wasatch Funds Trust (the “Trust”) approved the reorganization of the Wasatch Long/Short Fund (the “Long/Short Fund”) with and into the Wasatch Global Value Fund (the “Global Value Fund”), each a series of the Trust (the “Reorganization”). In order for the Reorganization to occur, it must be approved by the shareholders of the Long/Short Fund. The Board of Trustees of the Trust (the “Board”) therefore called for a special meeting of the Shareholders of the Long/Short Fund (“Meeting”) to vote on the Reorganization. The Meeting is expected to be held in May 2018, and, if approved, it is anticipated that the Reorganization will be consummated approximately one month after the Meeting. More information about the proposed Reorganization and Meeting will be provided in the proxy solicitation materials for the Reorganization.

If the Reorganization is approved by the shareholders of the Long/Short Fund, the Agreement and Plan of Reorganization for the Reorganization contemplates (i) the transfer of all of the assets of the Long/Short Fund with and into the Global Value Fund in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Global Value Fund, and the assumption by the Global Value Fund of all the liabilities of the Long/Short Fund; and (ii) the pro rata distribution of Investor Class and Institutional Class shares of the Global Value Fund to the shareholders of Investor Class and Institutional Class shares of the Long/Short Fund, respectively, in complete liquidation and termination of the Long/Short Fund. As a result of these transactions, each shareholder of Investor Class and Institutional Class shares of the Long/Short Fund will receive Investor Class and Institutional Class shares of the Global Value Fund, respectively, with a total value equal to the total value of that shareholder’s Long/Short Fund’s Investor Class or Institutional Class shares immediately prior to the closing of the Reorganization. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

If the Reorganization is not approved by shareholders of the Long/Short Fund, the Reorganization will not occur. In such an event, the Long/Short Fund and the Global Value Fund will continue to operate separately, and the Board will determine what additional steps may be appropriate and in the best interests of the Long/Short Fund and its shareholders, including, but not limited to, liquidation of the Long/Short Fund.

The Long/Short Fund will be open to new and existing investors until the business day immediately prior to the Reorganization. Shareholders who purchase shares after the record date set forth for the Long/Short Fund’s Meeting will not be entitled to vote those shares at the Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE